Net Finance Income/(Expense) (Tables)	12 Months Ended
Dec. 31, 2017
Net Finance Income/(Expense) [Abstract]
Net Finance Income/(Expense)
in USD	2017	2016

Interest income on held-to-maturity investments	1,074,216	31,808
Foreign exchange gain.	9,997	-
Finance income	1,084,213	31,808
Interest expense on financial liabilities	(16)	(139)
Other finance expenses	(93,115)	(33,124)
Foreign exchange loss	(10,400)	(52)
Finance expenses	(103,531)	(33,315)
Net finance income/(expense) recognised in profit or loss	980,682	(1,507)